SHARE-BASED COMPENSATION - Stock options activity (Details) - Outstanding weighted average stock options - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding at beginning of the period (in shares)	55,195,000	41,246,160	31,572,960
Granted (in shares)	4,247,500	25,224,000	12,819,330
Forfeited (in shares)	(11,454,468)	(2,822,511)	(3,146,130)
Exercised (in shares)	(6,772,504)	(8,452,649)
Modified (in shares)	(5,873,482)
Outstanding at end of the period (in shares)	35,342,046	55,195,000	41,246,160	31,572,960
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 1.85	$ 0.90	$ 0.45
Granted (in dollars per share)	1.36	2.90	2.13
Forfeited (in dollars per share)	2.36	2.39	1.31
Exercised (in dollars per share)	0.03	0.20
Modified (in dollars per share)	2.82
Outstanding at end of the period (in dollars per share)	$ 1.81	$ 1.85	$ 0.90	$ 0.45
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (in years)	0 years	7 years 8 months 27 days	7 years 6 months 11 days	8 years 7 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 31,391,170	$ 27,773,180	$ 147,427,660	$ 57,467,590
Weighted average fair value
Outstanding at beginning of the period (in dollars per share)	$ 2.03	$ 1.10	$ 0.85
Granted (in dollars per share)	0.02	3.32	1.72
Forfeited (in dollars per share)	2.65	2.32	1.06
Exercised (in dollars per share)	0.54	1.23
Modified (in dollars per share)	2.95
Outstanding at end of the period (in dollars per share)	$ 1.72	$ 2.03	$ 1.10	$ 0.85